Going Concern (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Going Concern [Abstract]
Accumulated deficit	$ (257,506,660)		$ (252,800,799)
Net loss	(3,512,156)	$ (9,759,328)	(4,670,011)	$ (38,994,528)
Net cash used in operating activities	$ (288,101)	$ (616,225)	$ (431,000)